SHARE CAPITAL AND EARNINGS PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding (in shares)	321,075,968	319,072,751
Effect of dilutive stock options and equity-settled share-based payments (in shares)	1,081,855	645,501
Weighted average number of common shares outstanding for diluted earnings per share calculation (in shares)	322,157,823	319,718,252